Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash flows from operating activities:
Loss	$ (11,845)	$ (10,477)	$ (23,719)	$ (19,164)	$ (42,601)
Adjustments to reconcile loss to net cash used in operating activities:
Depreciation of property and equipment			805	547
Non-cash financial expenses, net			146
Share-based compensation expenses			2,539	2,238
Changes in assets and liabilities:
Prepaid expenses and other assets			1,584	1,387
Trade payables			(1,748)	782
Accrued expenses and other liabilities			51	659
Net cash used in operating activities			(20,342)	(13,551)
Cash flows from investing activities:
Short-term and long-term deposits, net			10,245	16,819
Purchase of property and equipment			(1,185)	(391)
Pre-payments for equipment				(787)
Net cash provided by investing activities			9,060	15,641
Cash flows from financing activities:
Proceeds from issuance of Ordinary shares, net			3,754
Proceeds from long-term debt, net			9,331
Payments due to long-term debt			(406)
Proceeds from issuance of warrants			468
Proceeds from exercise of options			108	402
Proceeds from exercise of warrants				632
Net cash provided by financing activities			13,255	1,034
Increase in cash, cash equivalents and restricted cash			1,973	3,124
Cash, cash equivalents and restricted cash at the beginning of the period			10,456	4,908	4,908
Cash, cash equivalents and restricted cash at the end of the period	12,429	8,032	12,429	8,032	$ 10,456
Non-cash activities:
Property and equipment acquired by credit			42
Supplemental disclosures of cash flows:
Interest paid			77
Supplemental disclosures of cash flow information:
Cash and cash equivalents	11,640	7,448	11,640	7,448
Restricted cash	789	584	789	584
Total cash, cash equivalents and restricted cash	$ 12,429	$ 8,032	$ 12,429	$ 8,032